Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	$ 254,423			$ 237,416
Residential mortgages	290,513			287,033
Debt securities measured at FVOCI	102,019			88,905
FVO securities purchased under resale agreements	89,525			86,695
Derivative instruments	36,383			38,352
Obligations related to securities sold short	(23,633)			(24,244)
Obligations related to securities sold under repurchase agreements	(138,707)			(130,042)
Derivative instruments	(41,145)			(41,411)
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	51,900			53,082
Business and government	593			560
Residential mortgages	100			3
Loans measured at FVTPL	693			563
Debt securities measured at FVOCI	100,680			87,885
FVO securities purchased under resale agreements	14,479			17,651
Derivative instruments	36,383			38,352
Total financial assets	294,694			275,004
Deposits and other liabilities	(49,809)			(44,264)
Obligations related to securities sold short	(23,633)			(24,244)
Obligations related to securities sold under repurchase agreements	(10,444)			(8,135)
Derivative instruments	(41,145)			(41,411)
Total financial liabilities	(125,031)			(118,054)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	39,670			40,857
Debt securities measured at FVOCI	83,813			73,123
Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	5,125			4,640
Debt securities measured at FVOCI	12,132			10,106
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	7,105			7,585
Debt securities measured at FVOCI	4,735			4,656
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	90,121			76,797
Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	438			674
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,642			6,108
Derivative instruments	(9,058)			(7,273)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14,232			16,845
Derivative instruments	(11,931)			(14,995)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	35			77
Derivative instruments	(43)			(86)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	12,359			11,541
Derivative instruments	(15,336)			(14,454)
Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,115			3,781
Derivative instruments	(4,777)			(4,603)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,491			6,222
Debt securities measured at FVOCI	7,016			9,206
Derivative instruments	5,137			5,818
Total financial assets	104,209			95,932
Obligations related to securities sold short	(7,180)			(6,150)
Derivative instruments	(6,217)			(5,263)
Total financial liabilities	(13,397)			(11,413)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,491			6,222
Debt securities measured at FVOCI	7,016			9,206
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	87,565			74,686
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2			2
Derivative instruments	(1)			(3)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,073			5,761
Derivative instruments	(6,088)			(5,212)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	62			55
Derivative instruments	(128)			(48)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	46,865			46,365
Business and government	534			485
Residential mortgages	100			3
Loans measured at FVTPL	634			488
Debt securities measured at FVOCI	93,664			78,679
FVO securities purchased under resale agreements	14,479			17,651
Derivative instruments	31,193			32,368
Total financial assets	188,414			177,273
Deposits and other liabilities	(49,160)			(43,788)
Obligations related to securities sold short	(16,453)			(18,094)
Obligations related to securities sold under repurchase agreements	(10,444)			(8,135)
Derivative instruments	(33,437)			(35,005)
Total financial liabilities	(109,494)			(105,022)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	35,179			34,635
Debt securities measured at FVOCI	76,797			63,917
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,986			4,537
Debt securities measured at FVOCI	12,132			10,106
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	6,700			7,193
Debt securities measured at FVOCI	4,735			4,656
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	1,141			1,048
Level 2 of fair value hierarchy [member] | Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	438			674
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,624			6,027
Derivative instruments	(7,607)			(6,215)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14,232			16,845
Derivative instruments	(11,931)			(14,977)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1			41
Derivative instruments	(3)			(45)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,283			5,729
Derivative instruments	(9,247)			(9,213)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,053			3,726
Derivative instruments	(4,649)			(4,555)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	2,071	$ 1,902	$ 1,649	1,799	$ 1,983	$ 1,898	$ 916
Total financial liabilities	(2,140)	$ (1,785)	$ (1,755)	(1,619)	$ (1,558)	$ (1,450)	$ (1,499)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	544			495
Business and government	59			75
Loans measured at FVTPL	59			75
Derivative instruments	53			166
Total financial assets	2,071			1,799
Deposits and other liabilities	(649)			(476)
Derivative instruments	(1,491)			(1,143)
Total financial liabilities	(2,140)			(1,619)
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	139			103
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	405			392
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	1,415			1,063
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	16			79
Derivative instruments	(1,450)			(1,055)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments				(18)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	34			36
Derivative instruments	(40)			(41)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3			51
Derivative instruments	$ (1)			$ (29)